(Loss) Income Per Common Share (Tables)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Computations of Basic And Diluted Income (Loss) Per Share

The following table reconciles net income (loss) and the weighted average common shares outstanding used in the computations of basic and diluted income (loss) per common share (in thousands, except for share and per share data):

	Thirteen Weeks Ended
	April 28, 2012	May 4, 2013
Numerator:
Net (loss) income	$(1,157)	$1,570
Series A 8% Convertible Preferred Stock cumulative dividends	(4,168)	—
Net income attributable to participating securities	—	(31)

Net (loss) income attributable to common shareholders	$(5,325)	$1,539

Denominator:
Weighted-average common shares outstanding - basic	16,420,716	52,943,243
Dilutive impact of options	—	456,535

Weighted-average common share outstanding - diluted	16,420,716	53,399,778

Per common share:
Basic (loss) income per common share	$(0.32)	$0.03
Diluted (loss) income per common share	$(0.32)	$0.03

The following table reconciles net income (loss) and the weighted average common shares used in the computations of basic and diluted income (loss) per common share (in thousands, except for share and per share data):

	Fiscal Year
	2010	2011	2012
Numerator:
Net income	$7,023	$16,078	$20,025
Dividend paid to preferred shareholders	—	—	(62,504)
Dividend paid to unvested restricted shareholders	—	—	(2,899)
Series A 8% Convertible Preferred Stock cumulative dividends	(4,507)	(15,913)	—
Accretion of Redeemable Convertible Preferred Stock	(3,329)	—	—
Net income attributable to participating securities	—	(109)	—

Net (loss) income attributable to common shareholders	$(813)	$56	$(45,378)

Denominator:
Weighted average common shares outstanding-basic	9,672,195	15,903,599	35,444,200
Dilutive impact of options and warrants	—	509	—

Weighted average common shares outstanding-diluted	9,672,195	15,904,108	35,444,200

Per common share:
Basic (loss) income per common share	$(0.08)	$—	$(1.28)
Diluted (loss) income per common share	$(0.08)	$—	$(1.28)